Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The following table presents the domestic and foreign components of income before provision for income taxes (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Domestic	$43,744	$105,620	$58,346
Foreign	29,666	25,275	22,130
	$73,410	$130,895	$80,476

Schedule of components of income tax expense (benefit)
Provision for income taxes consisted of the following (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Current provision (benefit):
Federal	$15	$382	$(4,324)
State	10,896	10,556	12,430
Foreign	8,637	10,953	8,012
	19,548	21,891	16,118
Deferred (benefit) provision:
Federal	397	(127)	1,215
State	(8,118)	(179)	10
Foreign	279	131	3,957
	(7,442)	(175)	5,182
Provision for income taxes	$12,106	$21,716	$21,300

Schedule of effective income tax rate reconciliation
The reconciliation of income taxes calculated at the United States federal tax statutory rate to the Company’s effective income tax rate is as follows:

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Income taxes at federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	2.2	4.1	4.8
Valuation allowance on deferred income tax assets	24.2	7.6	13.2
Employment related credits, net	(31.0)	(19.1)	(22.4)
Net officers’ life insurance expense	(1.3)	0.9	(1.3)
Noncontrolling interests	(7.8)	(4.3)	(5.1)
Tax settlements and related adjustments	(1.0)	1.3	3.8
Loss on investments	—	(5.6)	—
Foreign rate differential	(4.5)	(2.4)	(2.1)
Other, net	0.7	(0.9)	0.6
Total	16.5%	16.6%	26.5%

Schedule of deferred tax assets and liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities are as follows (in thousands):

	DECEMBER 31,
	2012	2011
Deferred income tax assets:
Deferred rent	$33,050	$26,421
Insurance reserves	23,714	21,740
Unearned revenue	11,155	9,375
Deferred compensation	60,977	53,487
Net operating loss carryforwards	6,716	19,397
Federal tax credit carryforwards	133,122	146,991
Deferred loss on contingent debt guarantee	—	9,493
Partner deposits and accrued partner obligations	29,376	31,858
Other, net	686	1,075
Gross deferred income tax assets	298,796	319,837
Less: valuation allowance	(72,515)	(35,837)
Net deferred income tax assets	226,281	284,000
Deferred income tax liabilities:
Less: property, fixtures and equipment basis differences	(189,289)	(239,806)
Less: intangible asset basis differences	(133,496)	(148,433)
Less: deferred gain on extinguishment of debt	(57,064)	(57,064)
Net deferred income tax liabilities	$(153,568)	$(161,303)

Summary of valuation allowance
The changes in the valuation allowance account for the deferred income tax assets are as follows (in thousands):

Balance at January 1, 2010	$21,977
Change in assessments about the realization of deferred income tax assets	3,909
Balance at December 31, 2010	25,886
Change in assessments about the realization of deferred income tax assets	9,951
Balance at December 31, 2011	35,837
Change in assessments about the realization of deferred income tax assets	36,678
Balance at December 31, 2012	$72,515

Schedule of unrecognized tax benefits roll forward
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

Balance at January 1, 2010	$14,411
Increases for tax positions taken during a prior period	1,889
Decreases for tax positions taken during a prior period	(676)
Increases for tax positions taken during the current period	3,801
Settlements with taxing authorities	58
Lapses in the applicable statutes of limitations	(3,096)
Balance at December 31, 2010	$16,387
Increases for tax positions taken during a prior period	472
Decreases for tax positions taken during a prior period	(708)
Increases for tax positions taken during the current period	2,136
Settlements with taxing authorities	(4,190)
Lapses in the applicable statutes of limitations	(58)
Balance at December 31, 2011	$14,039
Increases for tax positions taken during a prior period	416
Decreases for tax positions taken during a prior period	(291)
Increases for tax positions taken during the current period	2,153
Settlements with taxing authorities	(1,788)
Lapses in the applicable statutes of limitations	(938)
Balance at December 31, 2012	$13,591